Other Non-Current Assets and Other Non-Current Financial Assets - Other Non-Current Assets (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Non-current assets [abstract]
Agreements with customers, net of accumulated amortization and other rights			$ 766	$ 771
Non-current prepaid advertising expenses			238	184
Guarantee deposits			1,410	1,612
Prepaid bonuses			445	327
Advances to acquire property, plant and equipment			1,432	981
Recoverable taxes			2,120	1,844
Indemnifiable assets from business combinations			1,030	1,555
Others			1,055	1,984
Total other assets	$ 503		$ 8,496	$ 9,258

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3